Segment Information and Revenue Analysis (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 89,415,798	$ 64,932,937	$ 48,938,593
IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	87,136,754	61,755,355	47,159,651
Customized It Solution Service [Member]
Segment Reporting Information [Line Items]
Revenues	1,844,892	3,041,482	1,634,100
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 434,152	$ 136,100	$ 144,842